Accounting policies - Foreign currency transactions (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2025 Argentian_peso / € stage	Dec. 31, 2024 Argentian_peso / €	Dec. 31, 2018	Dec. 31, 2018
Disclosure of geographical areas [line items]
Number of consecutive stages | stage	2
Inflation rate			48.00%	147.00%
Argentina
Disclosure of geographical areas [line items]
Inflation rate	31.50%	117.80%
Closing foreign exchange rate	1,706.38	1,071.16
Closing foreign exchange rate, applied, hyperinflationary economy		1,232.39